Fair value of assets and liabilities - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Assets
Financial guarantee derivative	¥ 0	$ 0	¥ 1,038,258
Liabilities
Financial guarantee derivative	15,425,681	2,205,843	0
Transfer to level 3 fair value assets	0
Transfer to level 3 fair value liabilities	0
Transfer level 1 to level 2 fair value assets	0
Transfer level 2 to level 1 fair value assets	0
Transfer level 1 to level 2 fair value liabilities	0
Transfer level 2 to level 1 fair value liabilities	0
Recurring
Assets
Financial guarantee derivative	0	0	1,038,258
Financial investments	1,040,482,482	148,787,014	266,684,257
Total assets			267,722,515
Liabilities
Financial guarantee derivative	15,425,681	2,205,843	0
Level 1 | Recurring
Assets
Financial guarantee derivative			0
Financial investments	0	0	0
Total assets			0
Liabilities
Financial guarantee derivative	0	0
Level 2 | Recurring
Assets
Financial guarantee derivative			0
Financial investments	914,493,536	130,770,835	0
Total assets			0
Liabilities
Financial guarantee derivative	0	0
Level 3 | Recurring
Assets
Financial guarantee derivative			1,038,258
Financial investments	125,988,946	18,016,179	266,684,257
Total assets			¥ 267,722,515
Liabilities
Financial guarantee derivative	¥ 15,425,681	$ 2,205,843